Shareholder Report, Holdings (Details)	Feb. 28, 2026
C000217951 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	64.50%
C000217951 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000217951 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000217951 [Member] | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000217951 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Total Investments	17.80%
C000142880 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	64.50%
C000142880 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000142880 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000142880 [Member] | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000142880 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Total Investments	17.80%
C000217952 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	64.50%
C000217952 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000217952 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000217952 [Member] | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000217952 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Total Investments	17.80%
C000199848 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	64.50%
C000199848 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000199848 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000199848 [Member] | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000199848 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Total Investments	17.80%